Schedule of Investments (unaudited)
April 30, 2025
iShares® Currency Hedged MSCI EAFE Small-Cap ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies
Exchange-Traded Funds — 99.8%
iShares MSCI EAFE Small-Cap ETF(a)	2,216,354	$147,387,541
Total Investment Companies (Cost: $134,745,945)		147,387,541
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(a)(b)	80,000	80,000
Total Short-Term Securities — 0.1% (Cost: $80,000)		80,000
Total Investments in Securities — 99.9% (Cost: $134,825,945)		147,467,541
Other Assets Less Liabilities — 0.1%		172,980
Net Assets — 100.0%		$147,640,521

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$9,719 (b)	$—	$(9,719)	$—	$—	—	$15,334 (c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	70,000	10,000 (b)	—	—	—	80,000	80,000	5,068	—
iShares MSCI EAFE Small-Cap ETF	151,065,077	35,299,913	(43,384,580)	2,617,120	1,790,011	147,387,541	2,216,354	2,938,624	—
				$2,607,401	$1,790,011	$147,467,541		$2,959,026	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	23,813,000	USD	15,224,842	Bank of America N.A.	05/02/25	$28,579
AUD	680,000	USD	435,249	Barclays Bank PLC	05/02/25	325
AUD	575,000	USD	365,684	BNP Paribas SA	05/02/25	2,632
AUD	289,000	USD	180,609	JPMorgan Chase Bank N.A.	05/02/25	4,510
AUD	157,000	USD	94,023	State Street Bank & Trust Company	05/02/25	6,543
CHF	168,000	USD	203,012	Barclays Bank PLC	05/02/25	538
CHF	51,000	USD	57,854	BNP Paribas SA	05/02/25	3,938
CHF	39,000	USD	45,527	JPMorgan Chase Bank N.A.	05/02/25	1,725
CHF	66,000	USD	74,802	Morgan Stanley & Co. International PLC	05/02/25	5,164

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Currency Hedged MSCI EAFE Small-Cap ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CHF	142,000	USD	171,208	State Street Bank & Trust Company	05/02/25	$841
DKK	122,000	USD	17,865	Deutsche Bank Securities Inc.	05/02/25	651
DKK	175,000	USD	25,410	JPMorgan Chase Bank N.A.	05/02/25	1,149
DKK	1,944,000	USD	284,984	State Street Bank & Trust Company	05/02/25	10,053
EUR	439,000	USD	475,258	Bank of America N.A.	05/02/25	22,064
EUR	609,000	USD	659,169	Barclays Bank PLC	05/02/25	30,737
EUR	166,000	USD	181,472	JPMorgan Chase Bank N.A.	05/02/25	6,581
GBP	139,000	USD	179,543	Barclays Bank PLC	05/02/25	5,703
GBP	376,000	USD	498,779	BNP Paribas SA	05/02/25	2,317
GBP	760,000	USD	999,276	JPMorgan Chase Bank N.A.	05/02/25	13,577
GBP	103,000	USD	131,030	State Street Bank & Trust Company	05/02/25	6,238
HKD	604,000	USD	77,806	BNP Paribas SA	05/02/25	73
HKD	647,000	USD	83,396	JPMorgan Chase Bank N.A.	05/02/25	27
HKD	107,000	USD	13,764	UBS AG	05/02/25	32
ILS	48,000	USD	12,912	Bank of America N.A.	05/02/25	278
ILS	94,000	USD	24,989	Barclays Bank PLC	05/02/25	842
ILS	2,816,000	USD	756,265	BNP Paribas SA	05/02/25	17,563
ILS	344,000	USD	94,254	JPMorgan Chase Bank N.A.	05/02/25	276
JPY	196,163,000	USD	1,368,883	Barclays Bank PLC	05/02/25	3,079
JPY	254,470,000	USD	1,700,088	JPMorgan Chase Bank N.A.	05/02/25	79,672
JPY	231,977,000	USD	1,615,406	State Street Bank & Trust Company	05/02/25	7,038
JPY	53,499,000	USD	362,317	UBS AG	05/02/25	11,854
NOK	34,236,000	USD	3,289,920	Bank of America N.A.	05/02/25	927
NOK	3,678,000	USD	350,092	Barclays Bank PLC	05/02/25	3,447
NOK	320,000	USD	30,417	BNP Paribas SA	05/02/25	342
NOK	225,000	USD	20,508	JPMorgan Chase Bank N.A.	05/02/25	1,120
NOK	483,000	USD	45,898	Morgan Stanley & Co. International PLC	05/02/25	529
NZD	273,000	USD	154,726	Barclays Bank PLC	05/02/25	7,436
NZD	13,000	USD	7,386	BNP Paribas SA	05/02/25	336
NZD	8,000	USD	4,433	Deutsche Bank Securities Inc.	05/02/25	319
NZD	1,273,000	USD	753,671	State Street Bank & Trust Company	05/02/25	2,490
SEK	10,308,000	USD	1,027,999	Barclays Bank PLC	05/02/25	38,474
SEK	2,814,000	USD	288,675	BNP Paribas SA	05/02/25	2,464
SEK	1,934,000	USD	199,600	JPMorgan Chase Bank N.A.	05/02/25	493
SEK	609,000	USD	60,690	State Street Bank & Trust Company	05/02/25	2,318
SGD	35,000	USD	26,095	Barclays Bank PLC	05/02/25	703
SGD	139,000	USD	105,338	BNP Paribas SA	05/02/25	1,086
SGD	3,940,000	USD	3,016,534	Deutsche Bank Securities Inc.	05/02/25	81
SGD	95,000	USD	72,200	JPMorgan Chase Bank N.A.	05/02/25	536
SGD	26,000	USD	19,242	State Street Bank & Trust Company	05/02/25	665
USD	14,778	AUD	23,000	BNP Paribas SA	05/02/25	46
USD	7,309	CHF	6,000	Morgan Stanley & Co. International PLC	05/02/25	39
USD	1,829	DKK	12,000	Bank of New York	05/02/25	7
USD	2,752	DKK	18,000	JPMorgan Chase Bank N.A.	05/02/25	20
USD	47,876	EUR	42,000	Bank of America N.A.	05/02/25	296
USD	20,138	GBP	15,000	State Street Bank & Trust Company	05/02/25	148
USD	2,760	ILS	10,000	Bank of America N.A.	05/02/25	12
USD	4,137	ILS	15,000	Barclays Bank PLC	05/02/25	15
USD	37,379	JPY	5,331,000	JPMorgan Chase Bank N.A.	05/02/25	94
USD	55,348	JPY	7,867,000	Morgan Stanley & Co. International PLC	05/02/25	327
USD	3,188	NOK	33,000	Bank of New York	05/02/25	16
USD	597	NZD	1,000	Barclays Bank PLC	05/02/25	3
USD	599	NZD	1,000	Morgan Stanley & Co. International PLC	05/02/25	5

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Currency Hedged MSCI EAFE Small-Cap ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	13,966	SEK	134,000	Bank of New York	05/02/25	$102
AUD	1,324,000	USD	847,440	State Street Bank & Trust Company	06/03/25	933
NOK	69,000	USD	6,630	Bank of New York	06/03/25	2
NZD	76,000	USD	45,143	Barclays Bank PLC	06/03/25	42
USD	7,183,478	CHF	5,898,000	Bank of America N.A.	06/03/25	12,429
USD	23,146	CHF	19,000	Morgan Stanley & Co. International PLC	06/03/25	45
USD	2,827,563	DKK	18,518,000	Morgan Stanley & Co. International PLC	06/03/25	11,079
USD	4,718	DKK	31,000	State Street Bank & Trust Company	06/03/25	3
USD	165,834	EUR	146,000	BNP Paribas SA	06/03/25	148
USD	28,685,402	EUR	25,200,000	Deutsche Bank Securities Inc.	06/03/25	87,571
USD	118,719	GBP	89,000	Morgan Stanley & Co. International PLC	06/03/25	95
USD	20,797,463	GBP	15,579,000	State Street Bank & Trust Company	06/03/25	32,984
USD	2,375,567	HKD	18,415,000	State Street Bank & Trust Company	06/03/25	213
USD	3,934,985	ILS	14,273,000	BNP Paribas SA	06/03/25	10,100
USD	12,375	ILS	45,000	State Street Bank & Trust Company	06/03/25	—
USD	18,121	JPY	2,578,000	Bank of New York	06/03/25	25
USD	57,129,077	JPY	8,127,054,000	Deutsche Bank Securities Inc.	06/03/25	83,567
USD	8,310,090	SEK	80,130,000	JPMorgan Chase Bank N.A.	06/03/25	5,169
USD	3,021,967	SGD	3,940,000	Deutsche Bank Securities Inc.	06/03/25	427
						584,327
CHF	5,898,000	USD	7,155,933	Bank of America N.A.	05/02/25	(9,874)
DKK	529,000	USD	80,506	Barclays Bank PLC	05/02/25	(221)
DKK	18,518,000	USD	2,821,481	Morgan Stanley & Co. International PLC	05/02/25	(11,039)
EUR	1,327,000	USD	1,505,806	BNP Paribas SA	05/02/25	(2,513)
EUR	25,200,000	USD	28,630,060	Deutsche Bank Securities Inc.	05/02/25	(82,227)
GBP	15,579,000	USD	20,795,161	State Street Bank & Trust Company	05/02/25	(33,016)
HKD	18,415,000	USD	2,374,601	State Street Bank & Trust Company	05/02/25	(188)
ILS	14,273,000	USD	3,932,097	BNP Paribas SA	05/02/25	(9,919)
ILS	407,000	USD	112,457	State Street Bank & Trust Company	05/02/25	(615)
JPY	8,127,054,000	USD	56,924,102	Deutsche Bank Securities Inc.	05/02/25	(83,607)
NZD	67,000	USD	39,928	BNP Paribas SA	05/02/25	(130)
SEK	80,130,000	USD	8,293,906	JPMorgan Chase Bank N.A.	05/02/25	(3,595)
USD	15,410,736	AUD	24,724,000	BNP Paribas SA	05/02/25	(426,226)
USD	478,069	AUD	767,000	State Street Bank & Trust Company	05/02/25	(13,233)
USD	131,580	CHF	116,000	Barclays Bank PLC	05/02/25	(8,966)
USD	4,836	CHF	4,000	JPMorgan Chase Bank N.A.	05/02/25	(11)
USD	7,103,730	CHF	6,238,000	State Street Bank & Trust Company	05/02/25	(454,275)
USD	3,087,313	DKK	21,258,000	Morgan Stanley & Co. International PLC	05/02/25	(138,973)
USD	30,027,802	EUR	27,699,000	Bank of America N.A.	05/02/25	(1,351,025)
USD	13,321	GBP	10,000	Bank of New York	05/02/25	(6)
USD	21,932,257	GBP	16,932,000	Barclays Bank PLC	05/02/25	(633,032)
USD	51,718	HKD	402,000	Barclays Bank PLC	05/02/25	(116)
USD	2,491,060	HKD	19,359,000	Societe Generale	05/02/25	(5,072)
USD	1,547	HKD	12,000	State Street Bank & Trust Company	05/02/25	(1)
USD	4,833,029	ILS	17,957,000	Morgan Stanley & Co. International PLC	05/02/25	(101,500)
USD	58,148,541	JPY	8,655,262,000	Bank of America N.A.	05/02/25	(2,386,233)
USD	1,306,402	JPY	194,703,000	BNP Paribas SA	05/02/25	(55,348)
USD	3,680,932	NOK	38,887,000	Bank of America N.A.	05/02/25	(56,981)
USD	2,112	NOK	22,000	Bank of New York	05/02/25	(2)
USD	928,298	NZD	1,632,000	Bank of America N.A.	05/02/25	(41,110)
USD	9,553,051	SEK	95,661,000	JPMorgan Chase Bank N.A.	05/02/25	(344,109)
USD	11,924	SGD	16,000	Barclays Bank PLC	05/02/25	(327)

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Currency Hedged MSCI EAFE Small-Cap ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	3,142,195	SGD	4,212,000	Deutsche Bank Securities Inc.	05/02/25	$(82,673)
USD	2,287	SGD	3,000	Morgan Stanley & Co. International PLC	05/02/25	(10)
USD	3,056	SGD	4,000	UBS AG	05/02/25	(6)
CHF	286,000	USD	349,255	State Street Bank & Trust Company	06/03/25	(1,523)
DKK	991,000	USD	151,268	Barclays Bank PLC	06/03/25	(542)
EUR	1,168,000	USD	1,330,055	JPMorgan Chase Bank N.A.	06/03/25	(4,568)
GBP	512,000	USD	683,959	Barclays Bank PLC	06/03/25	(1,540)
HKD	1,650,000	USD	212,863	State Street Bank & Trust Company	06/03/25	(29)
JPY	457,700,000	USD	3,220,353	State Street Bank & Trust Company	06/03/25	(7,660)
NOK	1,901,000	USD	183,321	JPMorgan Chase Bank N.A.	06/03/25	(589)
SEK	432,000	USD	44,784	Bank of New York	06/03/25	(11)
SEK	3,100,000	USD	321,980	State Street Bank & Trust Company	06/03/25	(686)
SGD	250,000	USD	191,782	State Street Bank & Trust Company	06/03/25	(60)
USD	15,229,838	AUD	23,813,000	Bank of America N.A.	06/03/25	(28,696)
USD	271,636	AUD	424,000	BNP Paribas SA	06/03/25	(48)
USD	8,642	HKD	67,000	State Street Bank & Trust Company	06/03/25	—
USD	275	ILS	1,000	Deutsche Bank Securities Inc.	06/03/25	—
USD	3,289,979	NOK	34,236,000	Bank of America N.A.	06/03/25	(920)
USD	4,162	NZD	7,000	Morgan Stanley & Co. International PLC	06/03/25	—
USD	751,519	NZD	1,268,000	State Street Bank & Trust Company	06/03/25	(2,359)
						(6,385,410)
						$(5,801,083)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$147,387,541	$—	$—	$147,387,541
Short-Term Securities
Money Market Funds	80,000	—	—	80,000
	$147,467,541	$—	$—	$147,467,541

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Currency Hedged MSCI EAFE Small-Cap ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Foreign Currency Exchange Contracts	$—	$584,327	$—	$584,327
Liabilities
Foreign Currency Exchange Contracts	—	(6,385,410)	—	(6,385,410)
	$—	$(5,801,083)	$—	$(5,801,083)

(a)
Derivative financial instruments are forward foreign currency exchange contracts.  Forward foreign currency exchange contracts are valued at the unrealized appreciation
(depreciation) on the instrument.

Currency Abbreviation
AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar